Change in Net Unrealized Gains (Losses) on Available-for-Sale Securities Reported in Accumulated Other Comprehensive Income (Loss) (Parenthetical) (Detail) (USD $)
In Millions, unless otherwise specified
	3 Months Ended		12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Components of Net Unrealized Investment Gains Losses Included in Accumulated Other Comprehensive Income Loss [Line Items]
Reclassification adjustments to net investment (gains) losses, taxes	$ (13)	$ 0	$ (27)	$ (29)	$ (71)